Fair Values of NTT CDBP's Pension Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 81,262	¥ 77,813	¥ 77,070
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	753	866
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	29,628	21,852
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,795	8,023
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,964	9,556
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	294	455
Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,336	16,873
Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,122	7,515
Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	703	997
Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	679	583
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	837	966
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	498	632
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,454	7,528
Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,199	1,967
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	56,379	54,644
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	753	866
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	28,266	20,258
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,883	9,067
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	19	89
Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,336	16,849
Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,122	7,515
Level 1 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	22,685	21,188
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,362	1,594
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,795	8,023
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	81	489
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	275	354
Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		24
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	703	997
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	679	583
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	837	966
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	498	632
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,454	7,528
Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	(2)
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,198	1,981
Level 3 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		12
Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,198	1,969
NTT CDBP
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	63,864	62,942	63,599
NTT CDBP | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	417	637
NTT CDBP | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,705	10,459
NTT CDBP | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,279	15,507
NTT CDBP | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,916	4,991
NTT CDBP | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	173	163
NTT CDBP | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,700	14,849
NTT CDBP | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,721	8,574
NTT CDBP | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,383	1,545
NTT CDBP | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	973	667
NTT CDBP | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,055	814
NTT CDBP | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	883	581
NTT CDBP | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,329	3,745
NTT CDBP | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	330	410
NTT CDBP | Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	47,339	38,074
NTT CDBP | Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	417	637
NTT CDBP | Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,623	9,301
NTT CDBP | Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,870	4,731
NTT CDBP | Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9	22
NTT CDBP | Level 1 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	13,699	14,809
NTT CDBP | Level 1 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,721	8,574
NTT CDBP | Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,195	24,458
NTT CDBP | Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,082	1,158
NTT CDBP | Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	6,279	15,507
NTT CDBP | Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	46	260
NTT CDBP | Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	164	141
NTT CDBP | Level 2 | Equity securities | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	40
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,383	1,545
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	973	667
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,055	814
NTT CDBP | Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	883	581
NTT CDBP | Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,329	3,745
NTT CDBP | Level 2 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0	0
NTT CDBP | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	330	410
NTT CDBP | Level 3 | Equity securities | Foreign stocks
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0
NTT CDBP | Level 3 | Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 330	¥ 410